TAXATION (Current and Deferred Income Taxes) (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Deferred tax benefit	¥ 0	$ 0	¥ 1,127,377
Current Income tax (expense)/benefit	30,932,634		(191,841,502)
Income tax (expense)/benefit, net	¥ 30,932,634	$ 4,562,806	¥ (190,714,125)